SEGMENT INFORMATION Reconciliation of Reportable Results (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Reconcilitation between statement results and enterprise results [Abstract]
Total reportable segments' income from operations	$ 1,310	$ 938	$ 391
Restructuring related costs	(2)	(65)	(252)
Asset impairments	(9)	(19)	(44)
Transformational programs	(51)	(39)	0
Amortization of intangibles	(113)	(77)	(45)
Retirement plans net curtailment and settlement	1	0	16
Acquisition and integration costs	(54)	(102)	0
Varian acquisition related fair value adjustments	(9)	(51)	0
Other	(2)	(19)	(19)
Interest income	14	20	29
Interest Expense	(86)	(96)	(88)
Gain on sale of network solutions business, net	0	132	0
Other income (expense), net	33	70	19
Income before taxes	1,032	692	7
Segment assets and capital expenditures [Abstract]
Assets	5,765	5,444
Capital expenditures	188	121	128
Reconciliation of assets from segment to consolidated [Abstract]
Total reportable segments' assets	5,765	5,444
Cash, cash equivalents and short-term investments	3,527	4,199
Prepaid expenses	107	118
Investments	114	135
Long-term and other receivables	221	283
Other, including valuation allowance	(677)	(483)
Total assets	9,057	9,696
Concentration Risk, Customer	No customer represented 10 percent or more of our total net revenue in 2011, 2010 or 2009.
Life Sciences [Member]
Segment assets and capital expenditures [Abstract]
Assets	1,479	1,168
Capital expenditures	33	25
Reconciliation of assets from segment to consolidated [Abstract]
Total reportable segments' assets	1,479	1,168
Chemical Analysis [Member]
Segment assets and capital expenditures [Abstract]
Assets	1,772	1,635
Capital expenditures	23	(15)
Reconciliation of assets from segment to consolidated [Abstract]
Total reportable segments' assets	1,772	1,635
Diagnostics and Genomics [Member]
Segment assets and capital expenditures [Abstract]
Assets	358	396
Capital expenditures	8	5
Reconciliation of assets from segment to consolidated [Abstract]
Total reportable segments' assets	358	396
Electronic Measurement [Member]
Segment assets and capital expenditures [Abstract]
Assets	2,156	2,245
Capital expenditures	124	76
Reconciliation of assets from segment to consolidated [Abstract]
Total reportable segments' assets	$ 2,156	$ 2,245